Retirement Plans	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Retirement Plans

12. RETIREMENT PLANS

The Company sponsors four 401(k) savings plans, one covering substantially all non-union salaried employees (“Salaried Plan”), a second covering its hourly employees (“Hourly Plan”), a third plan specifically for its employees that are members of a tugboat union and a fourth for the salary and non-union employees of certain subsidiaries (“Affiliated Plan”). Under the Salaried Plan, the Hourly Plan and the Affiliated Plan, individual employees may contribute a percentage of compensation and the Company will match a portion of the employees’ contributions. The Salaried Plan and Affiliated Plan also include a discretionary profit-sharing component, permitting the Company to make discretionary employer contributions to all eligible employees of these plans. Additionally, the Company sponsors a Supplemental Savings Plan in which the Company makes contributions for certain key executives. The Company’s expense for matching, discretionary and Supplemental Savings Plan contributions for 2016, 2015 and 2014, was $3,705, $6,772 and $5,256, respectively.

The Company also contributes to various multiemployer pension plans pursuant to collective bargaining agreements. In 2016, 2015 and 2014, the Company contributed $6,298, $4,990 and $4,383 respectively to all of the multiemployer plans that provide pension benefits in our continuing operations. The information available to the Company about the multiemployer plans in which it participates, whether via request to the plan or publicly available, is generally dated due to the nature of the reporting cycle of multiemployer plans and legal requirements under the Employee Retirement Income Security Act (“ERISA”) as amended by the Multiemployer Pension Plan Amendments Act (“MPPAA”). Based upon these plans’ most recently available annual reports, the Company’s contributions to these plans were less than 5% of each plan’s total contributions for all but one plan.  Information on significant multiemployer pension plans in which the Company participates is included in the table below:

		Pension Protection Act of 2006 Certified Zone Status at December 31,			Company's Contributions
Pension Plan Legal Name	Federal Identification Number	2016	2015	Expiration of Collective Bargaining Arrangement with the Company	2016	2015	2014
Seafarers Pension Trust	13-6100329 001	Green	Green	February 28, 2018	$1,102	$1,005	$828

The Company does not expect any future increased contributions to have a material negative impact on its financial position, results of operations or cash flows for future years. The risks of participating in multiemployer plans are different from single employer plans as assets contributed are available to provide benefits to employees of other employers and unfunded obligations from an employer that discontinues contributions are the responsibility of all remaining employers. In addition, in the event of a plan’s termination or the Company’s withdrawal from a plan, the Company may be liable for a portion of the plan’s unfunded vested benefits. However, information from the plans’ administrators is not available to permit the Company to determine its share, if any, of unfunded vested benefits.